Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Bank Loans [ Abstract]
Schedule of Short-Term Bank Loan	Short-term bank loans consists of the following:
	December 31,	December 31,
	2023	2022
Cathay United Bank	$245,250	$243,750
CTBC Bank	654,000	650,000
Cathay Bank	-	1,000,000
Total	$899,250	$1,893,750